Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2023 CAD ($) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2022 CAD ($) Customer
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer			0	0	0	0
Percentage concentration risk rate	10.00%
Percentage of change in interest rates	1.00%
Impact on net income due to changes in interest rate		$ 1
Fair value of unsecured senior notes				$ 867		$ 965
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact on net income due to changes in interest rate	$ 1
Senior Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 0		$ 44
Real Estate Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn				27		30
Credit Risk [Member] | Most Significant Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables				$ 24		$ 24